Operating segment information	12 Months Ended
Dec. 31, 2023
Operating Segment Information
Operating segment information

26	Operating segment information

Management, comprised of the Board of Directors and Board of Executive Officers, has determined the operating segment used to make strategic decisions, such as sanitation services.

Result

	2023
	Sanitation (i)	Reconciliation to the consolidated financial statements (ii)	Balance as per consolidated financial statements
Gross operating revenue	21,513,442	5,600,332	27,113,774
Gross sales deductions	(1,541,718)	-	(1,541,718)
Net operating revenue	19,971,724	5,600,332	25,572,056
Costs, selling, general and administrative expenses	(13,811,665)	(5,474,729)	(19,286,394)
Income from operations before other operating expenses, net and equity accounting	6,160,059	125,603	6,285,662
Other operating income / (expenses), net			27,925
Equity results of investments			32,393
Financial result, net			(1,591,996)
Income from operations before taxes			4,753,984
Depreciation and amortization	(2,790,586)	-	(2,790,586)

	2022
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	18,629,959	4,863,752	23,493,711
Gross sales deductions	(1,437,991)	-	(1,437,991)
Net operating revenue	17,191,968	4,863,752	22,055,720
Costs, selling, general and administrative expenses	(12,689,051)	(4,754,383)	(17,443,434)
Income from operations before other operating expenses, net and equity accounting	4,502,917	109,369	4,612,286
Other operating income / (expenses), net			8,327
Equity results of investments			24,551
Financial result, net			(372,414)
Income from operations before taxes			4,272,750
Depreciation and amortization	(2,450,849)	-	(2,450,849)

	2021
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	16,304,206	4,376,739	20,680,945
Gross sales deductions	(1,189,884)	-	(1,189,884)
Net operating revenue	15,114,322	4,376,739	19,491,061
Costs, selling, general and administrative expenses	(11,115,383)	(4,278,337)	(15,393,720)
Income from operations before other operating expenses, net and equity accounting	3,998,939	98,402	4,097,341
Other operating income / (expenses), net			(21,841)
Equity results of investments			22,079
Financial result, net			(927,423)
Income from operations before taxes			3,170,156
Depreciation and amortization	(2,253,322)	-	(2,253,322)

(i)	See Note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additional information on long-lived assets;

(ii)	Construction revenue and related costs are not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b) for further information.